ILFC Transaction (Tables)	12 Months Ended
Dec. 31, 2015
Schedule Of The Consideration Transferred To Effect The ILFC Transaction

The consideration transferred to effect the ILFC Transaction consisted of the following:

Cash consideration (a)	$2,400,000
97,560,976 AerCap common shares issued multiplied by AerCap closing share price per share of $46.59 on May 14, 2014	4,545,366
Share compensation	12,275
Consideration transferred	$6,957,641

(a)	Excludes the $600.0 million special distribution paid by ILFC to AIG prior to the Closing Date.

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

As of December 31, 2014, we had finalized all known measurement period adjustments. The following is a summary of the preliminary and final allocation of the purchase price to the estimated fair values of the identifiable assets acquired, the liabilities assumed and non-controlling interest at the Closing Date.

	Amounts initially recognized and reported as of the Closing Date	Measurement period adjustments	Final amounts recognized as of the Closing Date
Cash and cash equivalents and restricted cash	$2,958,809	$—	$2,958,809	(a)
Flight equipment held for operating leases, net	23,989,643	48,780	24,038,423
Prepayments on flight equipment	3,166,788	9,534	3,176,322
Maintenance rights intangible and lease premium	4,263,076	(181,047)	4,082,029	(b)
Other intangibles	440,093	49,712	489,805
Accrued maintenance liability	(2,688,438)	113,320	(2,575,118)
Debt	(24,339,842)	—	(24,339,842)
Other assets and liabilities	(775,990)	(77,844)	(853,834)
Non-controlling interest	(77,047)	—	(77,047)
Estimate of fair value of net assets acquired	6,937,092	(37,545)	6,899,547
Consideration transferred	6,957,641	—	6,957,641
Goodwill	$20,549	$37,545	$58,094

(a)	Includes $0.8 billion of restricted cash.
(b)	Includes $4.0 billion maintenance rights intangible, and the remaining amount relates to lease premium.

Summary Of Pro Forma Information

The following unaudited pro forma summary presents consolidated information of AerCap as if the business combination had occurred on January 1, 2013:

	Year Ended December 31,
	2014	2013
Total Revenues and other income	$5,212,900	$5,444,581
Net income (loss)	952,778	(32,634)

ILFC [Member]
Schedule Of Reported Transaction And Integration Expenses Related To The ILFC Transaction

AerCap reported transaction and integration expenses related to the ILFC Transaction as provided in the following table. These expenses are included in transaction, integration and restructuring related expenses in our Consolidated Income Statements.

	Year Ended December 31,
	2015	2014	2013
Severance and other compensation expenses	$7,236	$54,600	$—
Banking fees	—	45,740	3,959
Professional fees and other expenses	2,366	48,452	7,000
	$9,602	$148,792	$10,959